Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2020
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

The detail of raw materials and consumables used presented in profit or loss for the years ended December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
	2020	2019	2018
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(864,863,454)	(835,284,742)	(747,646,603)
Fuel consumption	(231,176,489)	(230,944,415)	(231,028,169)
Gas	(149,734,219)	(134,127,365)	(140,145,010)
Oil	(6,100,077)	(3,326,061)	(11,146,001)
Coal	(75,342,193)	(93,490,989)	(79,737,158)
Transportation costs	(141,539,687)	(196,848,788)	(166,875,801)
Gas sales costs	(34,332,998)	(74,998,608)	(80,477,713)
Other raw materials and consumables	(102,533,011)	(83,128,698)	(66,148,830)
Total	(1,374,445,639)	(1,421,205,251)	(1,292,177,116)